Contingent liabilities and provision	3 Months Ended
Jan. 31, 2019
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Contingent liabilities and provision

Note 11.    Contingent liabilities and provision

Legal proceedings and other contingencies

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount within the range appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.

While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.

The provisions disclosed in Note 22 to the 2018 annual consolidated financial statements included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.

CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.

CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.2 billion as at January 31, 2019. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages and interest. The matters underlying the estimated range as at January 31, 2019, consist of the significant legal matters disclosed in Note 22 to the 2018 annual consolidated financial statements as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2018 annual consolidated financial statements:

•	Credit card class actions – Quebec Consumer Protection Act: The motion for class certification in Pilon is scheduled for April 2019.
•	Credit card class actions – Interchange fees litigation: The trial in Watson which was scheduled for October 2019, has been adjourned to October 2020.
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Mortgage prepayment class actions: In February 2019, the court certified Jordan as a class action. Haroch and Lamarre have been consolidated. The class certification motion in the consolidated action is scheduled for June 2019. The appeal in Sherry is scheduled for April 2019.

•	Cerberus Capital Management L.P. v. CIBC: In December 2018, the appellate court affirmed the lower court’s denial of the plaintiffs’ motion for summary judgment.

Other than the items described above, there are no significant developments in the matters identified in Note 22 to our 2018 annual consolidated financial statements, and no new significant legal proceedings have arisen since the issuance of our 2018 annual consolidated financial statements.